Quarterly Holdings Report
for
Fidelity® Series Small Cap Opportunities Fund
April 30, 2024
SMO-NPRT3-0624
1.847958.117
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	258,200	16,571,276
Entertainment - 0.3%
Vivid Seats, Inc. Class A (a)(b)	2,767,316	14,556,082
Interactive Media & Services - 0.1%
Ziff Davis, Inc. (a)	173,000	8,669,030
Media - 0.5%
TechTarget, Inc. (a)	441,848	12,150,820
Thryv Holdings, Inc. (a)	586,300	13,490,763
		25,641,583
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	489,700	4,436,682
TOTAL COMMUNICATION SERVICES		69,874,653
CONSUMER DISCRETIONARY - 11.7%
Automobile Components - 1.3%
Adient PLC (a)	495,350	14,796,105
LCI Industries (b)	213,400	22,189,332
Patrick Industries, Inc.	292,500	30,563,325
		67,548,762
Broadline Retail - 0.3%
Macy's, Inc.	524,500	9,666,535
Savers Value Village, Inc. (b)	382,729	6,322,683
		15,989,218
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A	1,724,462	25,004,699
Hotels, Restaurants & Leisure - 0.9%
Bloomin' Brands, Inc. (b)	584,100	15,063,939
Brinker International, Inc. (a)	286,150	15,337,640
Hilton Grand Vacations, Inc. (a)	405,800	16,897,512
		47,299,091
Household Durables - 2.7%
Green Brick Partners, Inc. (a)	889,569	48,152,370
Lovesac (a)	248,088	5,502,592
SharkNinja, Inc.	813,592	52,297,694
Skyline Champion Corp. (a)	522,698	39,197,123
		145,149,779
Leisure Products - 1.1%
Acushnet Holdings Corp. (b)	206,700	12,604,566
BRP, Inc.	294,300	19,800,288
Clarus Corp. (b)	1,681,784	10,645,693
Games Workshop Group PLC	110,808	13,721,400
		56,771,947
Specialty Retail - 4.0%
Academy Sports & Outdoors, Inc.	1,385,272	80,761,345
Advance Auto Parts, Inc.	222,000	16,201,560
Boot Barn Holdings, Inc. (a)	207,300	22,071,231
Dick's Sporting Goods, Inc.	104,350	20,968,089
Murphy U.S.A., Inc.	143,691	59,462,210
Upbound Group, Inc.	349,352	10,833,406
		210,297,841
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	203,600	25,321,732
Deckers Outdoor Corp. (a)	8,000	6,547,760
Kontoor Brands, Inc. (b)	246,000	15,266,760
		47,136,252
TOTAL CONSUMER DISCRETIONARY		615,197,589
CONSUMER STAPLES - 3.1%
Beverages - 0.5%
Primo Water Corp.	735,900	13,886,433
The Vita Coco Co., Inc. (a)	581,700	14,100,408
		27,986,841
Consumer Staples Distribution & Retail - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	270,450	20,197,206
Performance Food Group Co. (a)	261,200	17,730,256
Sprouts Farmers Market LLC (a)	306,700	20,251,401
		58,178,863
Food Products - 1.2%
Nomad Foods Ltd.	2,079,078	37,548,149
The Simply Good Foods Co. (a)	685,200	24,975,540
		62,523,689
Personal Care Products - 0.3%
BellRing Brands, Inc. (a)	309,833	17,093,487
TOTAL CONSUMER STAPLES		165,782,880
ENERGY - 7.0%
Energy Equipment & Services - 4.6%
Cactus, Inc.	1,073,031	53,265,259
Championx Corp.	1,611,900	54,111,483
Liberty Oilfield Services, Inc. Class A (b)	3,352,254	73,749,588
TechnipFMC PLC	1,346,900	34,507,578
Valaris Ltd. (a)	451,100	29,348,566
		244,982,474
Oil, Gas & Consumable Fuels - 2.4%
Antero Resources Corp. (a)	1,352,858	46,010,701
Chord Energy Corp.	120,100	21,255,298
Northern Oil & Gas, Inc. (b)	1,417,145	57,805,345
		125,071,344
TOTAL ENERGY		370,053,818
FINANCIALS - 14.9%
Banks - 6.7%
ConnectOne Bancorp, Inc.	515,318	9,229,345
East West Bancorp, Inc.	257,700	19,196,073
First Bancorp, Puerto Rico	2,813,700	48,536,325
First Interstate Bancsystem, Inc.	743,400	19,848,780
Glacier Bancorp, Inc. (b)	435,850	15,769,053
Independent Bank Group, Inc.	504,300	18,780,132
Metropolitan Bank Holding Corp. (a)	270,040	10,720,588
Pathward Financial, Inc.	606,102	30,529,358
Pinnacle Financial Partners, Inc.	322,100	24,705,070
Synovus Financial Corp.	1,521,695	54,461,464
Trico Bancshares	742,580	25,819,507
United Community Bank, Inc.	1,325,900	33,452,457
Webster Financial Corp.	442,471	19,393,504
Western Alliance Bancorp.	381,850	21,700,536
		352,142,192
Capital Markets - 3.2%
Houlihan Lokey (b)	411,879	52,510,454
Lazard, Inc. Class A	949,467	36,554,480
Stifel Financial Corp.	299,100	23,904,072
TMX Group Ltd.	2,049,620	54,268,441
		167,237,447
Consumer Finance - 1.0%
FirstCash Holdings, Inc.	308,424	34,845,744
SLM Corp.	832,600	17,642,794
		52,488,538
Financial Services - 1.4%
Essent Group Ltd.	1,089,800	57,726,706
Walker & Dunlop, Inc.	205,340	18,815,304
		76,542,010
Insurance - 2.6%
Assurant, Inc.	81,800	14,265,920
First American Financial Corp.	343,496	18,401,081
Genworth Financial, Inc. Class A (a)	2,417,300	14,334,589
Primerica, Inc.	261,980	55,503,083
Selective Insurance Group, Inc.	249,857	25,397,964
Stewart Information Services Corp.	122,958	7,624,626
		135,527,263
TOTAL FINANCIALS		783,937,450
HEALTH CARE - 14.8%
Biotechnology - 8.5%
Allogene Therapeutics, Inc. (a)	1,586,400	4,378,464
ALX Oncology Holdings, Inc. (a)	983,900	16,745,978
Arcellx, Inc. (a)	270,300	13,520,406
Argenx SE ADR (a)	43,200	16,221,600
Arrowhead Pharmaceuticals, Inc. (a)	458,229	10,365,140
Ascendis Pharma A/S sponsored ADR (a)	96,248	13,324,573
Astria Therapeutics, Inc. (a)	791,405	7,265,098
Astria Therapeutics, Inc. warrants (a)	183,003	844,786
Autolus Therapeutics PLC ADR (a)	1,331,075	4,898,356
Blueprint Medicines Corp. (a)	189,000	17,263,260
Boundless Bio, Inc.	251,973	2,494,533
Boundless Bio, Inc.	26,709	264,419
Cargo Therapeutics, Inc.	458,678	8,760,750
Celldex Therapeutics, Inc. (a)	524,000	19,608,080
Cogent Biosciences, Inc. (a)	1,389,993	9,034,955
Crinetics Pharmaceuticals, Inc. (a)	378,500	16,585,870
Cytokinetics, Inc. (a)	456,645	28,001,471
Dianthus Therapeutics, Inc. (a)(b)	554,454	11,837,593
Insmed, Inc. (a)	688,900	17,029,608
Keros Therapeutics, Inc. (a)	338,200	19,071,098
Kymera Therapeutics, Inc. (a)	122,501	4,118,484
Madrigal Pharmaceuticals, Inc. (a)(b)	72,900	14,873,058
Moonlake Immunotherapeutics (a)(b)	192,741	7,885,034
Morphic Holding, Inc. (a)	280,462	7,648,199
Nuvalent, Inc. Class A (a)	157,200	10,827,936
Revolution Medicines, Inc. (a)	143,400	5,345,952
Shattuck Labs, Inc. (a)	604,679	6,337,036
Spyre Therapeutics, Inc. (a)	281,961	9,313,172
Tango Therapeutics, Inc. (c)	772,654	5,949,436
Tango Therapeutics, Inc. (a)	115,476	889,165
Tyra Biosciences, Inc. (a)	542,569	9,277,930
Tyra Biosciences, Inc. (c)	188,513	3,223,572
Vaxcyte, Inc. (a)	470,940	28,515,417
Vericel Corp. (a)	495,437	22,725,695
Viking Therapeutics, Inc. (a)	495,600	39,439,848
Viridian Therapeutics, Inc. (a)	774,652	10,271,886
Xenon Pharmaceuticals, Inc. (a)	375,930	15,281,555
Zentalis Pharmaceuticals, Inc. (a)(b)	756,796	8,370,164
		447,809,577
Health Care Equipment & Supplies - 2.6%
Dentsply Sirona, Inc.	323,200	9,699,232
Glaukos Corp. (a)	272,000	26,112,000
Inspire Medical Systems, Inc. (a)	68,000	16,432,880
Integer Holdings Corp. (a)	282,900	31,580,127
Masimo Corp. (a)	81,400	10,940,974
Penumbra, Inc. (a)	32,600	6,404,922
TransMedics Group, Inc. (a)	394,247	37,110,470
		138,280,605
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)	161,049	11,907,963
agilon health, Inc. (a)	1,108,699	6,097,845
Encompass Health Corp.	194,300	16,200,734
Privia Health Group, Inc. (a)	711,709	13,095,446
Progyny, Inc. (a)	445,000	14,266,700
Surgery Partners, Inc. (a)	802,892	20,032,155
Tenet Healthcare Corp. (a)	221,640	24,887,956
		106,488,799
Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. (a)	255,700	7,486,896
Pharmaceuticals - 1.6%
Axsome Therapeutics, Inc. (a)	142,548	10,514,340
Edgewise Therapeutics, Inc. (a)	559,755	10,042,005
Enliven Therapeutics, Inc. (c)	224,300	3,900,577
Enliven Therapeutics, Inc. (a)(b)	748,307	13,013,059
Intra-Cellular Therapies, Inc. (a)	222,500	15,977,725
Longboard Pharmaceuticals, Inc. (a)	503,000	10,713,900
Prestige Brands Holdings, Inc. (a)	250,600	17,983,056
		82,144,662
TOTAL HEALTH CARE		782,210,539
INDUSTRIALS - 19.6%
Building Products - 1.0%
Simpson Manufacturing Co. Ltd.	314,208	54,637,629
Commercial Services & Supplies - 0.6%
The Brink's Co.	200,332	17,521,037
Vestis Corp.	851,000	15,675,420
		33,196,457
Construction & Engineering - 4.8%
Comfort Systems U.S.A., Inc.	132,222	40,910,809
Construction Partners, Inc. Class A (a)	345,155	17,823,804
Dycom Industries, Inc. (a)	170,610	23,888,812
EMCOR Group, Inc.	114,560	40,917,395
Granite Construction, Inc. (b)	540,300	29,986,650
IES Holdings, Inc. (a)	457,718	61,846,856
MDU Resources Group, Inc.	618,900	15,286,830
Sterling Construction Co., Inc. (a)	202,900	20,614,640
		251,275,796
Electrical Equipment - 2.1%
Array Technologies, Inc. (a)(b)	945,000	11,661,300
Atkore, Inc.	292,824	51,332,047
Nextracker, Inc. Class A (a)	404,200	17,295,718
Thermon Group Holdings, Inc. (a)	1,008,162	32,190,613
		112,479,678
Ground Transportation - 0.6%
ArcBest Corp.	307,500	34,104,825
Machinery - 4.6%
Astec Industries, Inc.	591,389	24,720,060
Atmus Filtration Technologies, Inc.	571,689	17,316,460
Federal Signal Corp.	567,930	46,172,709
Kadant, Inc.	92,156	25,231,391
SPX Technologies, Inc. (a)	456,744	55,635,987
Terex Corp.	1,000,500	56,078,025
Timken Co.	209,300	18,673,746
		243,828,378
Professional Services - 2.6%
ASGN, Inc. (a)	234,250	22,593,413
CACI International, Inc. Class A (a)	53,700	21,599,751
CRA International, Inc.	148,474	21,542,093
ExlService Holdings, Inc. (a)	763,455	22,140,195
First Advantage Corp. (b)	815,072	13,285,674
KBR, Inc.	337,600	21,923,744
WNS Holdings Ltd.	274,737	11,514,228
		134,599,098
Trading Companies & Distributors - 3.3%
Applied Industrial Technologies, Inc.	133,700	24,500,525
Beacon Roofing Supply, Inc. (a)	234,457	23,101,048
FTAI Aviation Ltd.	414,200	29,080,982
GMS, Inc. (a)	515,500	47,694,060
Rush Enterprises, Inc. Class A	1,092,551	47,984,840
		172,361,455
TOTAL INDUSTRIALS		1,036,483,316
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 0.3%
Ciena Corp. (a)	390,300	18,043,569
Electronic Equipment, Instruments & Components - 4.9%
Advanced Energy Industries, Inc.	534,199	51,197,632
Fabrinet (a)	392,956	68,008,895
Insight Enterprises, Inc. (a)	370,107	67,570,435
Napco Security Technologies, Inc.	266,200	10,834,340
Sanmina Corp. (a)	321,164	19,485,020
TD SYNNEX Corp.	359,700	42,387,048
		259,483,370
IT Services - 0.7%
Endava PLC ADR (a)	294,300	8,534,700
Perficient, Inc. (a)	210,700	9,957,682
Wix.com Ltd. (a)	146,100	17,366,907
		35,859,289
Semiconductors & Semiconductor Equipment - 3.3%
Allegro MicroSystems LLC (a)	579,100	17,193,479
Diodes, Inc. (a)	534,951	39,056,773
MACOM Technology Solutions Holdings, Inc. (a)	626,900	63,912,455
Nova Ltd. (a)	104,500	17,754,550
Onto Innovation, Inc. (a)	205,592	38,135,260
		176,052,517
Software - 4.2%
Five9, Inc. (a)	330,800	19,044,156
Intapp, Inc. (a)	481,318	14,882,353
Lumine Group, Inc. (a)	585,700	16,043,836
Manhattan Associates, Inc. (a)	39,500	8,139,370
Progress Software Corp.	414,800	20,665,336
PROS Holdings, Inc. (a)	767,952	25,150,428
Rapid7, Inc. (a)	173,500	7,772,800
SPS Commerce, Inc. (a)	262,850	45,701,730
Tenable Holdings, Inc. (a)	1,111,900	50,002,143
Vertex, Inc. Class A (a)	415,657	12,108,088
		219,510,240
TOTAL INFORMATION TECHNOLOGY		708,948,985
MATERIALS - 6.1%
Chemicals - 1.1%
Element Solutions, Inc.	1,384,117	32,014,626
The Chemours Co. LLC	432,400	11,566,700
Tronox Holdings PLC	999,647	16,984,003
		60,565,329
Construction Materials - 1.1%
Eagle Materials, Inc.	222,700	55,833,117
Containers & Packaging - 0.3%
O-I Glass, Inc. (a)	891,100	13,330,856
Metals & Mining - 2.9%
Commercial Metals Co.	1,214,684	65,277,118
Constellium NV (a)	3,000,295	59,075,809
Lundin Mining Corp.	2,717,000	31,025,489
		155,378,416
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	243,300	17,807,127
Sylvamo Corp.	274,800	17,175,000
		34,982,127
TOTAL MATERIALS		320,089,845
REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Elme Communities (SBI)	799,700	12,123,452
Essential Properties Realty Trust, Inc.	1,771,200	46,653,408
Lamar Advertising Co. Class A	246,300	28,533,855
Terreno Realty Corp.	651,996	35,435,983
		122,746,698
Real Estate Management & Development - 1.5%
Colliers International Group, Inc.	371,900	38,728,496
Jones Lang LaSalle, Inc. (a)	159,100	28,749,370
Marcus & Millichap, Inc.	399,810	12,661,983
		80,139,849
TOTAL REAL ESTATE		202,886,547
UTILITIES - 2.0%
Gas Utilities - 2.0%
Brookfield Infrastructure Corp. A Shares	1,575,066	47,992,261
Southwest Gas Holdings, Inc.	733,060	54,700,937
		102,693,198
TOTAL COMMON STOCKS (Cost $3,862,798,407)		5,158,158,820

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	66,286,857	66,300,115
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	150,064,065	150,079,071
TOTAL MONEY MARKET FUNDS (Cost $216,379,186)		216,379,186

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $4,079,177,593)	5,374,538,006
NET OTHER ASSETS (LIABILITIES) - (1.8)% (f)	(96,766,192)
NET ASSETS - 100.0%	5,277,771,814

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	280	Jun 2024	27,798,400	(1,491,432)	(1,491,432)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,073,585 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $1,280,500 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics, Inc.	3/19/24	3,140,200

Tango Therapeutics, Inc.	8/09/23	3,979,168

Tyra Biosciences, Inc.	2/02/24	2,452,554

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	83,542,137	1,416,710,677	1,433,953,034	3,805,404	335	-	66,300,115	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	139,488,836	1,154,814,335	1,144,224,100	542,963	-	-	150,079,071	0.5%
Total	223,030,973	2,571,525,012	2,578,177,134	4,348,367	335	-	216,379,186

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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